Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Consumer Discretionary Fund	Sep. 28, 2024
Fidelity Advisor Consumer Discretionary Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	33.44%
Past 5 years	12.13%
Past 10 years	9.69%
Fidelity Advisor Consumer Discretionary Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	33.44%
Past 5 years	11.36%
Past 10 years	8.90%
Fidelity Advisor Consumer Discretionary Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	19.80%
Past 5 years	9.63%
Past 10 years	7.74%
Fidelity Advisor Consumer Discretionary Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	39.57%
Past 5 years	12.62%
Past 10 years	9.67%
Fidelity Advisor Consumer Discretionary Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	36.28%
Past 5 years	12.36%
Past 10 years	9.65%
Fidelity Advisor Consumer Discretionary Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	41.98%
Past 5 years	13.77%
Past 10 years	10.65%
Fidelity Advisor Consumer Discretionary Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	42.15%
Past 5 years	13.92%
Since Inception	9.84%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1505
Average Annual Return:
Past 1 year	40.48%
Past 5 years	16.61%
Past 10 years	12.59%

[1]	A From October 2, 2018 .